November 6, 2015

Via EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549-8626

Attn:     Edward P. Bartz, Esq.

Division of Investment Management

Re:	Post-Effective Amendment Nos. 54 for the ICON Funds, Securities Act Registration No. 333-14927

and Investment Company Act File No. 811-7883

Dear Mr. Bartz:

Pursuant to Rule 485(a) of the Securities Act of 1933, as amended, the above-referenced Trust is filing a post-effective amendment to the Trust’s registration statement on Form N-1A (the “PEA”).

We are filing this 485(a)(1) to change the name of the ICON Materials Fund to the ICON Natural Resources Fund (collectively the ICON Materials Fund and the ICON Natural Resources Fund are referred to herein as the “Fund”) and to modify the Fund’s strategy to allow the Fund to invest in equity securities of companies with operations throughout the world that own, explore or develop natural resources and other basic commodities or supply goods and services to such companies. In addition, the change in strategy will permit the Fund to invest all of its assets in foreign securities.

We expect the above change to be the only material change to the ICON Funds’ registration. The ICON Funds intend to file a Rule 485(b) annual filing on or about January 22, 2016, as we do each year at that time.

If you have any questions regarding this filing, please contact me at dsalcito@iconadvisers.com, (303) 328-9207 or Stephen Abrams at sabrams@iconadvisers.com, (303) 328-9217, at any time.

Respectfully,

/s/ Donald Salcito
Donald Salcito, Esq.
Secretary of the Trust

cc:	Carrie Schoffman, CCO of the Trust

Theresa Mehringer, Esq.